Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Aug. 28, 2013
(Delaware Select Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.20%
5 Years	3.15%
10 Years	7.69%
(Delaware Select Growth Fund) | Class A
Average Annual Return:
1 Year	8.68%
5 Years	5.20%
10 Years	9.58%
(Delaware Select Growth Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	8.68%
5 Years	5.20%
10 Years	9.58%
(Delaware Select Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.64%
5 Years	4.49%
10 Years	8.56%
(Delaware Select Growth Fund) | Class B
Average Annual Return:
1 Year	10.45%
5 Years	5.30%
10 Years	9.57%
(Delaware Select Growth Fund) | Class C
Average Annual Return:
1 Year	13.48%
5 Years	5.66%
10 Years	9.42%
(Delaware Select Growth Fund) | Class R
Average Annual Return:
Label	(lifetime:6/2/03–12/31/12)
1 Year	15.02%
5 Years	6.18%
Lifetime	8.13%
(Delaware Select Growth Fund) | Institutional Class
Average Annual Return:
1 Year	15.60%
5 Years	6.73%
10 Years	10.52%
(Delaware Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/12)
1 Year	16.00%
5 Years	1.66%
Lifetime	3.63%
(Delaware Large Cap Core Fund) | Class A
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/12)
1 Year	8.48%
5 Years	(0.57%)
Lifetime	1.96%
(Delaware Large Cap Core Fund) | Class A | return after taxes on distributions
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/12)
1 Year	8.33%
5 Years	(0.71%)
Lifetime	1.68%
(Delaware Large Cap Core Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/12)
1 Year	5.71%
5 Years	(0.51%)
Lifetime	1.61%
(Delaware Large Cap Core Fund) | Class C
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/12)
1 Year
5 Years
Lifetime
(Delaware Large Cap Core Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/12)
1 Year	15.05%
5 Years	0.61%
Lifetime	2.92%
(Delaware Large Cap Core Fund) | Class R
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/12)
1 Year
5 Years
Lifetime